Expense Example	Oct. 31, 2025 USD ($)
AllianzIM U.S. Large Cap Buffer10 Jan ETF | AllianzIM U.S. Large Cap Buffer10 Jan ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
AllianzIM U.S. Large Cap Buffer20 Jan ETF | AllianzIM U.S. Large Cap Buffer20 Jan ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF | AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF | AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF | AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	$ 237